FINANCIAL RISK MANAGEMENT ACTIVITIES - Commodity risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial asset/(liability)	$ 0	$ (15)	$ (6)
Gold zero-cost collars | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Financial asset/(liability)	0	(15)
Income statement loss	(71)	(13)
Brent Crude oil forward contracts | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Financial asset/(liability)	0	0
Income statement loss	$ 0	$ 1